Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 9,528	$ 6,179
Adjustments to reconcile net income to net cash from operating activities
Security amortization, net	1,491	1,633
Depreciation	1,176	1,334
Amortization of intangible assets	769	846
Amortization of net deferred loan fees	(123)	(112)
Gain on sale of securities	(113)	(204)
Provision for loan losses	1,500	1,100
Loans originated for sale	(31,206)	(49,978)
Proceeds from sale of loans	29,893	51,874
Net gain on sale of loans	(659)	(461)
Net gain on sale of other real estate owned	(44)	(120)
Gain on sale of fixed assets	(60)	(107)
Increase in cash surrender value of bank owned life insurance	(492)	(555)
Decrease in prepaid FDIC Premium		1,775
Accrued interest payable	(30)	(29)
Accrued interest receivable	29	(172)
Deferred taxes	11	1,362
Other, net	3,216	(1,554)
Net cash from operating activities	14,886	12,811
Securities available for sale
Maturities, prepayments and calls	45,743	50,184
Sales	18,088	8,686
Purchases	(58,367)	(64,295)
Redemption of Federal Reserve stock		143
Purchases of Federal Reserve stock	(171)
Redemption of FHLB stock	3,009
Net loan originations	(53,562)	(48,272)
Loans purchased, installment	(4,382)	(1,898)
Proceeds from sale of OREO properties	349	699
Property and equipment purchases	(485)	(1,155)
Proceeds from sale of property and equipment	1,282	118
Net cash used for investing activities	(48,496)	(55,790)
Cash flows from financing activities:
Increase in deposits	26,443	16,086
Net proceeds from short-term FHLB advances	42,700
Repayment of long-term FHLB advances	(30,226)	(2,535)
Proceeds from long-term FHLB advances	15,000
Increase (decrease) in securities sold under repurchase agreements	1,560	(3,166)
Repayment of series A preferred stock	(22,857)
Common dividends paid	(1,465)	(1,156)
Preferred dividends paid	(1,873)	(1,159)
Net proceeds from issuance of preferred stock		23,132
Net cash provided by (used for) financing activities	29,282	31,202
Decrease in cash and due from financial institutions	(4,328)	(11,777)
Cash and due from financial institutions at beginning of year	34,186	45,963
Cash and due from financial institutions at end of year	29,858	34,186
Supplemental cash flow information:
Interest paid	4,134	4,936
Income taxes paid	1,745	1,010
Supplemental non-cash disclosures:
Transfer of loans from portfolio to other real estate owned	692	280
Transfer of loans from portfolio to held for sale		$ 4,756